Note 8 - Convertible Notes (Details) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended		12 Months Ended											16 Months Ended	208 Months Ended		1 Months Ended	12 Months Ended												0 Months Ended	1 Months Ended	12 Months Ended									8 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended	0 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended				2 Months Ended	12 Months Ended	0 Months Ended		8 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended
	Nov. 03, 2005	Nov. 20, 2013	Jun. 11, 2013	May 09, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 2013	Jan. 03, 2012	Apr. 26, 2013 Stock Issued as Collateral [Member] TCA Debentures [Member]	Dec. 31, 2013 Stock Issued as Collateral [Member]	Dec. 31, 2012 Related to Conversion Feature [Member] Individual Convertible Notes [Member]	Oct. 09, 2013 Convertible Debt [Member] Individual Convertible Notes 2013 [Member]	Dec. 31, 2013 Warrant 0.25 [Member] Individual Convertible Notes 2013 [Member]	Apr. 25, 2013 Warrant 0.25 [Member] Individual Convertible Notes 2013 [Member]	Nov. 20, 2013 Warrant 0.25 [Member]	Dec. 31, 2012 Warrant 0.25 [Member]	Dec. 31, 2013 Warrant .50 [Member] Individual Convertible Notes 2013 [Member]	Apr. 25, 2013 Warrant .50 [Member] Individual Convertible Notes 2013 [Member]	Nov. 20, 2013 Warrant .50 [Member]	Dec. 31, 2012 Warrant .50 [Member]	Apr. 25, 2013 Warrants, Related to Individual Convertible Notes [Member] Individual Convertible Notes 2013 [Member]	Mar. 02, 2013 Warrants, Related to Individual Convertible Notes [Member]	Aug. 28, 2013 Warrants, Related to Individual Convertible Notes [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member] Minimum [Member]	Dec. 31, 2012 Warrants, Related to Individual Convertible Notes [Member] Maximum [Member]	Dec. 31, 2013 October 21 and December 19 Notes [Member] Asher Note 2013 [Member]	Dec. 31, 2013 October 31, November 27 and December 24 Notes [Member] Carebourn Note 2013 [Member]	Dec. 31, 2013 September 3, 2013 Note [Member] Individual Convertible Notes 2013 [Member]	Dec. 31, 2013 Chief Operating Officer [Member] Individual Convertible Notes [Member]	Dec. 31, 2012 Chief Operating Officer [Member] Individual Convertible Notes [Member]	Dec. 31, 2013 Chief Operating Officer [Member]	Dec. 31, 2013 TCA Global Credit Master Fund, LP [Member]	Jan. 03, 2012 TCA Global Credit Master Fund, LP [Member]	Dec. 31, 2012 TCA Global Credit Master Fund, LP [Member]	Feb. 22, 2011 JMJ Note [Member]	Dec. 31, 2013 JMJ Note [Member]	Dec. 31, 2012 JMJ Note [Member]	Dec. 10, 2013 Asher Notes 2012 [Member]	Oct. 21, 2013 Asher Notes 2012 [Member]	Feb. 28, 2013 Asher Notes 2012 [Member]	Dec. 31, 2013 Asher Notes 2012 [Member]	Aug. 15, 2013 Asher Note 2013 [Member]	Dec. 10, 2013 Asher Note 2013 [Member]	Aug. 15, 2013 Asher Note 2013 [Member]	Dec. 31, 2013 Asher Note 2013 [Member]	Oct. 21, 2013 Asher Note 2013 [Member]	Feb. 28, 2013 Asher Note 2013 [Member]	Dec. 24, 2013 Carebourn Note 2013 [Member]	Nov. 27, 2013 Carebourn Note 2013 [Member]	Oct. 31, 2013 Carebourn Note 2013 [Member]	Mar. 19, 2013 Carebourn Note 2013 [Member]	Dec. 24, 2013 Carebourn Note 2013 [Member]	Dec. 31, 2013 Carebourn Note 2013 [Member]	May 09, 2013 TCA Note [Member]	Jan. 03, 2013 TCA Note [Member]	Dec. 31, 2013 TCA Note [Member]	Dec. 31, 2013 TCA Note [Member]	Dec. 31, 2012 TCA Note [Member]	Jan. 03, 2012 TCA Note [Member]	Apr. 26, 2013 2013 TCA Purchase Agreement [Member]	Dec. 31, 2013 2013 TCA Purchase Agreement [Member]	May 09, 2013 TCA Debentures [Member]	Dec. 31, 2013 TCA Debentures [Member]	Apr. 26, 2013 TCA Debentures [Member]	Dec. 31, 2013 Individual Convertible Notes [Member]	Dec. 31, 2012 Individual Convertible Notes [Member]	Oct. 09, 2013 Individual Convertible Notes 2013 [Member]	Sep. 03, 2013 Individual Convertible Notes 2013 [Member]	Apr. 25, 2013 Individual Convertible Notes 2013 [Member]	Dec. 31, 2013 Individual Convertible Notes 2013 [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Note 8 - Convertible Notes (Details) [Line Items]
Convertible Notes Payable																																								$ 75,000		$ 75,000				$ 1,050,000	$ 191,663																							$ 225,000	$ 250,000				$ 250,000				$ 35,000	$ 50,000
Debt Instrument, Interest Rate, Stated Percentage																						12.00%																								8.00%																								12.00%	12.00%						8.00%		8.00%
Percentage Of Common Stock Closing Price																																														70.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																														$ 0.015							$ 0.00009	$ 0.00005	$ 0.00009		$ 0.00005	$ 0.00009				$ 0.00009
Debt Conversion, Converted Instrument, Amount						1,420,446																																										15,498				92,500				42,500								60,000		27,840										25,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)					13,753,045	13,669,072																																										180,000				2,726,118				4,857,358								3,779,454	1,750,000	300,000		1,111,825								353,727				1,000,000
Debt Instrument, Unamortized Discount					0	42,534											0																				94,486	45,264	23,398	0	42,534					450,000	11,229	106,691																							17,500	53,859				0	55,952				19,424
Interest Expense, Debt																					182,733																										95,462	80,000																								11,781				42,534	885,418		2,837		11,602
Proceeds from Notes Payable																																																	47,500	42,500	42,500		35,000
Debt Instrument, Convertible, Beneficial Conversion Feature					170,639	237,774	94,624																																															266,925	42,500							49,091	115,642						174,448		218,053						777,766	35,709	37,837
Interest on Convertible Debt, Net of Tax					(200,404)	(182,733)											(596,878)																																			66,930		141,925		30,514							55,642	14,736																	16,285
Proceeds from Convertible Debt																																																											17,500	10,000	32,500	60,000																140,862
Amortization of Debt Discount (Premium)					571,639	1,428,978											2,432,857																																													49,091
Common Stock Purchase Agreement, Amount to be Purchased																																												2,000,000																											2,000,000
Facility Fee Payable																																												100,000
Stock Issued During Period, Shares, New Issues (in Shares)			250,000		100,000														9,375,000	9,375,000																									559,268
Facility Fee Satisfied																																													51,924																												100,000
Debt Instrument, Multiplier to Calculate Conversion Price																		95.00%
Stock Issued During Period, Value, Conversion of Convertible Securities					366,999	2,318,772	962,296	530,756	306,741	133,030	18,750	69,201	102,803	7,500	55,000	129,000																																																	140,000
Debt Conversion, Original Debt, Amount																																																																	106,987
Gains (Losses) on Extinguishment of Debt					(34,202)	13,202											(173,914)																																																(33,013)
Leak Out Provision Threshold Amount																																																																	80,000								100,000
Sale of Stock Third Party, Number of Shares Issued in Transaction (in Shares)																																											638,175
Sale of Stock Third Party Consideration Received on Transaction																																											28,122
Increase (Decrease) in Other Accrued Liabilities																																																																			29,642							60,000
Share Price (in Dollars per share)					$ 0.02												$ 0.02																																																		$ 0.02	$ 0.02						$ 0.02
Fair Value Inputs, Discount Rate																																																																							7.00%
Repayments of Notes Payable																																																																								77,656
Debt Instrument Convertible Price Percentage of Weighted Average Price of Common Stock																																																																							85.00%
Stock Issued During Period, Value, New Issues	625,066					516,111													9,375
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)																																																																									2,000,000
Debt Issuance Cost				160,000
Unsold Shares (in Shares)																																											2,000,000
Proceeds from Issuance of Debt					762,602	1,450,501											3,738,603																																																												956,501
Percentage of Average Daily Volume						75.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																							140,000	200,000		3,826,005	70,000	100,000		1,913,003		2,859,008
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																							0.25	0.25	0.125	0.25	0.50	0.50	0.25	0.50
Proceeds From Issuance of Debt Allocated to Warrants																																		347,097
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																																		$ 589,416
Fair Value Assumptions, Risk Free Interest Rate					0.13%																													3.90%																																																	0.11%		0.16%
Fair Value Assumptions, Expected Volatility Rate																																			155.60%	218.64%																																														256.00%	130.00%	394.00%	219.00%
Fair Value Assumptions, Expected Dividend Payments (in Dollars per share)																																		$ 0
Fair Value Assumptions, Expected Term																																			109 days	1 year																																														25 days	3 days	255 days	2 years 36 days
Modification Expense																																148,127	40,501
Fair Value Adjustment of Warrants		21,745
Warrants and Rights Outstanding																															$ 3,526																																																		$ 2,588
Threshold for Convertible Notes Beneficial Ownership																																																																														4.99%